Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Financial assets	CAD 137,691	CAD 134,491
Financial assets, at fair value	140,292	136,820
Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	1,121	905
Financial assets, at fair value	25	8
Single name CDS contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	1,097	863
Financial assets, at fair value	25	8
Single name CDS contracts | AA | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	67	88
Financial assets, at fair value	1	1
Single name CDS contracts | A | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	584	491
Financial assets, at fair value	15	5
Single name CDS contracts | BBB | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	446	284
Financial assets, at fair value	9	2
CDS index contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	24	42
Financial assets, at fair value	CAD 0	CAD 0